Xtrackers US 0-1 Year Treasury ETF Investment Strategy - Xtrackers US 0-1 Year Treasury ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE U.S. Treasury Short Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year. The term “U.S. Treasury securities” refers to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government.To qualify for the Underlying Index, a U.S. Treasury security must have (i) a greater than one-month and less than or equal to one-year remaining term to final maturity as of the Underlying Index’s rebalancing date; (ii) a fixed coupon schedule (i.e., a stream of fixed payments); and (iii) an adjusted amount outstanding of at least $300 million. The Underlying Index excludes inflation-linked securities, original issue zero coupon securities, floating rate notes and Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), provided, however, the amounts outstanding of qualified coupon securities are not reduced by any portions that have been stripped (i.e., bonds that have had principal and interest payments separated into individual securities are not reduced by the amount separated). The Underlying Index also excludes government agency debt issued with or without a US government guarantee (such as debt issued by Freddie Mac, Fannie Mae, and the FHLB (Federal Home Loan Bank)) and securities issued or marketed primarily to retail investors (i.e., retail savings bonds issued by the US Treasury that do not trade in a secondary market). The Underlying Index's exclusions are construed so as to enable the Underlying Index to track investable short-term obligations of the US Government excluding government agencies.Underlying Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve’s System Open Market Account (“SOMA”) account. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments and redemptions are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing (i.e., the weight represented by the cash is removed and the constituent securities are then weighted based on the Underlying Index’s methodology). Cash does not earn any reinvestment income while it is held in the Underlying Index and consequently creates a slight drag on the Underlying Index’s performance.The fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the Underlying Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury securities.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.The fund is classified as “diversified” under the Investment Company Act of 1940.The fund is not a money market fund and does not attempt to maintain a stable net asset value.As of July 31, 2026, the Underlying Index was comprised of 91 US Treasury securities, with an average amount outstanding of approximately $79.01 billion and a minimum amount outstanding of approximately $8.81 billion, and had a weighted average maturity of 4.42 months.Under normal circumstances, the Underlying Index is rebalanced on the last calendar day of the month. New issues must be auctioned on or before the calendar month end rebalancing date in order to qualify for inclusion in the Underlying Index for the following month. Accordingly, to be included in the Underlying Index for the coming month, a security must be issued on or before the calendar month end rebalancing date. A security issued after that date would not be included in the Underlying Index until the next rebalancing. No changes are made to constituent holdings other than on month end rebalancing dates.The fund rebalances its portfolio in accordance with the Underlying Index. Therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.The Underlying Index is sponsored by ICE Data Indices, LLC (“ICE” or “Index Provider”), which is not affiliated with or sponsored by the fund or the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by ICE, its affiliates or its third party suppliers.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.